Other Real Estate Owned	12 Months Ended
Dec. 31, 2015
Other Real Estate
Other Real Estate Owned

Note 18 – Other real estate owned

The following tables present the activity related to Other Real Estate Owned (“OREO”), for the years ended December 31, 2015, 2014 and 2013. During the second quarter of 2015, the Corporation completed a bulk sale of $37 million of covered OREOs.

	For the year ended December 31, 2015
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$38,983	$96,517	$85,394	$44,872	$265,766
Write-downs in value	(13,356)	(8,567)	(20,350)	(3,891)	(46,164)
Additions	17,671	86,040	9,661	25,019	138,391
Sales	(25,065)	(53,782)	(59,749)	(25,990)	(164,586)
Other adjustments	(266)	(540)	(452)	(233)	(1,491)
Transfer to non-covered status[1]	14,504	3,092	(14,504)	(3,092)	-
Ending balance	$32,471	$122,760	$-	$36,685	$191,916
[1] Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.

	For the year ended December 31, 2014
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$48,649	$86,852	$120,215	$47,792	$303,508
Write-downs in value	(7,112)	(3,628)	(26,657)	(4,969)	(42,366)
Additions	16,200	65,300	55,582	21,769	158,851
Sales	(20,042)	(49,618)	(59,219)	(19,028)	(147,907)
Other adjustments	1,288	(2,389)	(4,527)	(692)	(6,320)
Ending balance	$38,983	$96,517	$85,394	$44,872	$265,766

	For the year ended December 31, 2013
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$135,862	$130,982	$99,398	$39,660	$405,902
Write-downs in value	(11,377)	(9,525)	(18,857)	(4,102)	(43,861)
Additions	32,175	82,985	87,800	30,037	232,997
Sales	(108,254)	(118,596)	(48,447)	(17,720)	(293,017)
Other adjustments	243	1,006	321	(83)	1,487
Ending balance	$48,649	$86,852	$120,215	$47,792	$303,508